Derivative Assets and Liabilities (Details) - Schedule of Measurement Date	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares $ / shares shares	Dec. 27, 2023 $ / shares shares	Dec. 27, 2023 $ / shares $ / shares shares	Dec. 18, 2023 $ / shares shares	Dec. 18, 2023 $ / shares $ / shares shares	Nov. 28, 2023 $ / shares shares	Nov. 28, 2023 $ / shares $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Jan. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares $ / shares shares
Remeasurement on settlement of warrants [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)			91.00%	91.00%	93.00%	93.00%
Risk-free interest rate (%)			4.20%	4.20%	4.43%	4.43%
Expected life of warrants (years)			2 years 10 months 28 days	2 years 10 months 28 days	2 years 11 months 4 days	2 years 11 months 4 days
Share price (CAD) (in Dollars per share)				$ 4.33		$ 3.96
Exercise price (CAD) (in Dollars per share)			$ 1.17		$ 1.17
Exercise price (USD) (in Dollars per share)			1.17		1.17
Fair value of warrants (USD) (in Dollars per share)			$ 2.69	$ 2.69	$ 2.22	$ 2.22
Number of warrants granted (exercised) (in Shares) | shares			(2,000,000)	(2,000,000)	(4,963,000)	(4,963,000)
Remeasurement on settlement of warrants [Member] | January 7, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	158.00%	158.00%							85.00%	85.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%
Expected life of warrants (years)	3 days	3 days							1 year 3 days	1 year 3 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56
Exercise price (CAD) (in Dollars per share)		2.81								2.81
Exercise price (USD) (in Dollars per share)		$ 2.81								$ 2.81
Fair value of warrants (USD) (in Dollars per share)	$ 0.64	$ 0.64							$ 0.01	$ 0.01
Number of warrants outstanding (in Shares) | shares	96,000	96,000							96,000	96,000
Remeasurement at period end [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	91.00%	91.00%
Risk-free interest rate (%)	4.23%	4.23%
Expected life of warrants (years)	2 years 10 months 24 days	2 years 10 months 24 days
Share price (CAD) (in Dollars per share)		$ 3.85
Exercise price (CAD) (in Dollars per share)	$ 1.17
Exercise price (USD) (in Dollars per share)	1.17
Fair value of warrants (USD) (in Dollars per share)	$ 2.15	$ 2.15
Number of warrants granted (exercised) (in Shares) | shares	15,259,000	15,259,000
Remeasurement at period end [Member] | January 14, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	78.00%	78.00%							88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	6 months 10 days	6 months 10 days							1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days	2 years 6 months 10 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 3.1								$ 3.1		$ 3.1
Exercise price (USD) (in Dollars per share)	3.1								3.1		3.1
Fair value of warrants (USD) (in Dollars per share)	$ 0.56	$ 0.56							$ 0.02	$ 0.02	$ 3.63	$ 3.63
Number of warrants outstanding (in Shares) | shares	559,000	559,000							559,000	559,000	559,000	559,000
Remeasurement at period end [Member] | January 14, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	78.00%	78.00%							88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	6 months 10 days	6 months 10 days							1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days	2 years 6 months 10 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 3.53								$ 3.53		$ 3.53
Exercise price (USD) (in Dollars per share)	3.53								3.53		3.53
Fair value of warrants (USD) (in Dollars per share)	$ 0.43	$ 0.43							$ 0.01	$ 0.01	$ 3.52	$ 3.52
Number of warrants outstanding (in Shares) | shares	447,000	447,000							447,000	447,000	447,000	447,000
Remeasurement at period end [Member] | February 10, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	76.00%	76.00%							88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	7 months 6 days	7 months 6 days							1 year 7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 3.01								$ 3.01		$ 3.01
Exercise price (USD) (in Dollars per share)	3.01								3.01		3.01
Fair value of warrants (USD) (in Dollars per share)	$ 0.62	$ 0.62							$ 0.02	$ 0.02	$ 3.68	$ 3.68
Number of warrants outstanding (in Shares) | shares	6,156,000	6,156,000							6,156,000	6,156,000	6,156,000	6,156,000
Remeasurement at period end [Member] | February 10, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	76.00%	76.00%							88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	7 months 6 days	7 months 6 days							1 year 7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 3.39								$ 3.39		$ 3.39
Exercise price (USD) (in Dollars per share)	3.39								3.39		3.39
Fair value of warrants (USD) (in Dollars per share)	$ 0.5	$ 0.5							$ 0.01	$ 0.01	$ 3.58	$ 3.58
Number of warrants outstanding (in Shares) | shares	125,000	125,000							125,000	125,000	125,000	125,000
Remeasurement at period end [Member] | May 20, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	85.00%	85.00%							86.00%	86.00%	111.00%	111.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	4 months 17 days	4 months 17 days							1 year 4 months 17 days	1 year 4 months 17 days	2 years 4 months 17 days	2 years 4 months 17 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 4.87								$ 4.87		$ 4.87
Exercise price (USD) (in Dollars per share)	4.87								$ 4.87		4.87
Fair value of warrants (USD) (in Dollars per share)	$ 0.15	$ 0.15									$ 3.12	$ 3.12
Number of warrants outstanding (in Shares) | shares	10,613,000	10,613,000							10,613,000	10,613,000	10,613,000	10,613,000
Remeasurement at period end [Member] | May 20, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	85.00%	85.00%							86.00%	86.00%	111.00%	111.00%
Risk-free interest rate (%)	4.23%	4.23%							4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	4 months 17 days	4 months 17 days							1 year 4 months 17 days	1 year 4 months 17 days	2 years 4 months 17 days	2 years 4 months 17 days
Share price (CAD) (in Dollars per share)		$ 3.85								$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	$ 5.49								$ 5.49		$ 5.49
Exercise price (USD) (in Dollars per share)	5.49								$ 5.49		5.49
Fair value of warrants (USD) (in Dollars per share)	$ 0.1	$ 0.1									$ 3.01	$ 3.01
Number of warrants outstanding (in Shares) | shares	1,132,000	1,132,000							1,132,000	1,132,000	1,132,000	1,132,000
Initial recognition [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Expected share price volatility (%)							100.00%	100.00%
Risk-free interest rate (%)							4.89%	4.89%
Expected life of warrants (years)							3 years	3 years
Share price (CAD) (in Dollars per share)								$ 1.58
Exercise price (CAD) (in Dollars per share)							$ 1.17
Exercise price (USD) (in Dollars per share)							1.17
Fair value of warrants (USD) (in Dollars per share)							$ 0.74	$ 0.74
Number of warrants granted (exercised) (in Shares) | shares							22,222,000	22,222,000
Initial recognition [Member] | January 7, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)											113.00%	113.00%
Risk-free interest rate (%)											0.97%	0.97%
Expected life of warrants (years)											2 years 3 days	2 years 3 days
Share price (CAD) (in Dollars per share)												$ 6.38
Exercise price (CAD) (in Dollars per share)												2.81
Exercise price (USD) (in Dollars per share)												$ 2.81
Fair value of warrants (USD) (in Dollars per share)											$ 3.72	$ 3.72
Number of warrants outstanding (in Shares) | shares											96,000	96,000